EARNINGS (LOSSES) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings Per Share
	For the years ended
	2013		2014		2015
	RMB Class A	RMB Class B	RMB Class A	RMB Class B	RMB Class A	US$ Class A	RMB Class B	US$ Class B

Earnings (losses) per share—basic:
Numerator:
Allocation of net income (loss) attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share—basic	2,758	103,296	74,478	82,571	(247,664)	(38,233)	(76,233)	(11,768)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	6,198,153	232,144,532	161,137,587	178,645,232	294,836,665	294,836,665	90,753,548	90,753,548
Denominator used for earnings (losses) per share	6,198,153	232,144,532	161,137,587	178,645,232	294,836,665	294,836,665	90,753,548	90,753,548
Earnings (losses) per share—basic	0.45	0.45	0.46	0.46	(0.84)	(0.13)	(0.84)	(0.13)

Earnings (losses) per share—diluted:
Numerator:
Allocation of net income (loss) attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share— diluted	10,875	95,179	78,445	78,604	(247,664)	(38,233)	(76,233)	(11,768)
Reallocation of net income (loss) attributable to 500.com Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	95,179	-	78,604	-	(76,233)	(11,768)	-	-
Net income (loss) attributable to ordinary shareholders	106,054	95,179	157,049	78,604	(323,897)	(50,001)	(76,233)	(11,768)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	6,198,153	232,144,532	161,137,587	178,645,232	294,836,665	294,836,665	90,753,548	90,753,548
Conversion of Class B to Class A ordinary shares	232,144,532	-	178,645,232	-	90,753,548	90,753,548	-	-
Share options	21,386,682	-	18,065,885	-	-	-	-	-
Denominator used for earnings (losses) per share	259,729,367	232,144,532	357,848,704	178,645,232	385,590,213	385,590,213	90,753,548	90,753,548
Earnings (losses) per share—diluted	0.41	0.41	0.44	0.44	(0.84)	(0.13)	(0.84)	(0.13)

Earnings per ADS:
Denominator used for earnings (losses) per ADS - basic	619,815	-	16,113,759	-	29,483,667	29,483,667	-	-
Denominator used for earnings (losses) per ADS - diluted	25,972,937	-	35,784,870	-	38,599,021	38,599,021	-	-
Earnings (losses) per ADS - basic	4.45	-	4.62	-	(8.40)	(1.30)	-	-
Earnings (losses) per ADS - diluted	4.08	-	4.39	-	(8.40)	(1.30)	-	-